Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000005443 | Hilton Worldwide Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005443 | Agilent Technologies
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005443 | PTC
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005443 | Yum! Brands
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005443 | Lattice Semiconductor
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005443 | Mettler-Toledo International
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005443 | Viking Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005443 | Assurant
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005443 | Tyler Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005443 | Liberty Media Corp-Liberty Formula One
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005443 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000005443 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000005443 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000005443 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000005443 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000005443 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005443 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005443 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005443 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005443 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005444 | Hilton Worldwide Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005444 | Agilent Technologies
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005444 | PTC
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005444 | Yum! Brands
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005444 | Lattice Semiconductor
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005444 | Mettler-Toledo International
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005444 | Viking Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005444 | Assurant
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005444 | Tyler Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005444 | Liberty Media Corp-Liberty Formula One
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005444 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000005444 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000005444 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000005444 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000005444 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000005444 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005444 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005444 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005444 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005444 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.10%